Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents

5.21	Cash and cash equivalents

Cash includes cash-at-bank, cash in hand, and deposits held at call with banks. Cash equivalents include short-term bank deposits and medium-term notes that can be assigned or sold on very short notice and are subject to insignificant risk of changes in value in response to fluctuations in interest rates with a maximum maturity of 3 months.

€ in thousand	As at December 31,
	2021	2020
Cash in hand	3	2
Cash at bank	346,639	173,107
Short-term bank deposits (maximum maturity of 3 months)	—	31,285
Restricted cash	44	41
Cash and cash equivalents	346,686	204,435

As at December 31, 2021 and December 31, 2020, the restricted cash was a Certificate of Deposit with restricted limited access to secure the credit limit for the Company’s commercial card. As at December 31, 2020, the minimum liquidity requirement for the Group according to the debt financing agreement with US healthcare funds Deerfield and OrbiMed (see Note 5.24.1) was €75.0 million, which was amended in January 2021 to be €50.0 million in 2021 and 2022 and €35.0 million from 2023 onward.